INVENTORY	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORY
NOTE 4 -	INVENTORY

Inventory is composed of the following:

	December 31,
	2022	2021

Raw materials and components	$15,792	$13,741
Work in progress	14,525	11,985
Spare parts	14,618	13,462
Finished goods	824	1,815

Total inventory (**)	$45,759	$41,003

(**) The total amount of Rotables included in the Company spare parts inventory for the years ended December 31, 2022 and 2021 were $8,193 and $8,623, respectively.

Inventories write down expenses due to slow inventory amounted to $1,284, $624 and $769 for the years ended December 31, 2022, 2021 and 2020, respectively.

The Company maintains a wide range of exchangeable units and other spare parts related to its products and services in various locations. Due to the long lead time of its suppliers and manufacturing cycles, the Company needs to forecast demand and commit significant resources towards these inventories. As such, the Company is subject to risks including excess inventory no longer relevant.